Commitments and Contingencies (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Capital commitments
Less than One Year	¥ 5,574,251
1-3 Years	22,698
3-5 Years	708,960
Total	6,305,909
Purchase obligations
Less than One Year	18,623,396
13 Years	8,543,419
35 Years	783,486
Total	¥ 27,950,301